Organization (Details)		12 Months Ended
	Sep. 01, 2017 USD ($)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 14, 2017 USD ($)
Business Acquisition [Line Items]
Limited liability company, ownership interest owned		100.00%
Payments to acquire business		$ 0	$ 1,325,759,000	$ 25,394,000
Number of divisions that constitute reportable segments | segment		4
Class A Convertible Preferred Stock Units
Business Acquisition [Line Items]
Private placement of convertible preferred units	$ 750,000,000
Class A Convertible Preferred Stock Units | Private Placement
Business Acquisition [Line Items]
Private placement of convertible preferred units	750,000,000
6.500% senior unsecured notes
Business Acquisition [Line Items]
Debt issued, aggregate principal amount		$ 550,000,000	$ 550,000,000
Alkali Business
Business Acquisition [Line Items]
Payments to acquire business	1,325,000,000
Alkali Business | Class A Convertible Preferred Stock Units | Private Placement
Business Acquisition [Line Items]
Private placement of convertible preferred units	750,000,000
Alkali Business | 6.500% senior unsecured notes
Business Acquisition [Line Items]
Debt issued, aggregate principal amount	$ 550,000,000				$ 550,000,000